INCOME TAXES - Schedule of Income (Loss) Before Provision for (Benefit From) Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic			$ 17,352	$ 19,094
International			2,442	5,683
Profits before provision for income taxes	$ 4,063	$ 7,424	$ 19,794	$ 24,777